Revenue from Contracts with Customers - Summary of Contract assets and liabilities consisted (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Unbilled and retention receivables	$ 157,875,000	$ 156,744,000
Total contract assets	157,875,000	156,744,000	$ 50,200,000
Deferred revenue	346,224,000	308,524,000
Provision for project losses	71,000	95,000
Total contract liabilities	$ 346,295,000	308,619,000
SOLV Energy Holdings LLC [Member]
Disaggregation of Revenue [Line Items]
Unbilled and retention receivables		156,744	50,200	$ 183,327
Total contract assets		156,744,000	50,200,000	183,327
Deferred revenue		308,524	240,375	165,302
Provision for project losses		95	625	1,716
Total contract liabilities		$ 308,619,000	$ 241,000,000	$ 167,018